Taxation - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	€ 189	€ 189
Effective tax rate	29.20%	30.30%	31.40%
Deferred tax asset	€ 163	€ 156
Change in deferred tax	(318)	265	€ 524
Changes in the composition of the group and other changes	(2)	(27)
Expenses not deductible for tax purposes	237	346	€ 156
Tax effect of non-deductible expenses on regulatory issues	194
Deferred tax asset for right of use assets	370			€ 320
Deferred taxes for lease liabilities	(376)			€ (323)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in deferred tax		187
Belgian reorganization provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in deferred tax		90
Unused tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in deferred tax	(5)	(61)
Changes in the composition of the group and other changes		0
Settlement With Tax Authority [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expenses not deductible for tax purposes	775
Deferred tax liabilities [member] | Payvision [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Changes in the composition of the group and other changes		(30)
Net deferred tax [member] | Unused tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability due to recapture of previously deducted tax losses	€ (102)	€ 105